SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS (Details) - $ / shares			12 Months Ended
	Sep. 08, 2025	Dec. 20, 2024	Sep. 30, 2025
Valuation Technique, Binomial Pricing Model [Member]
Class of Warrant or Right [Line Items]
Share price		$ 316
Risk free interest rate		437.00%
Expected life (years)		5 years
Expected volatility		84.50%
Valuation Technique, Monte Carlo Pricing Model [Member] | Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Share price	$ 6.46		$ 3.15
Risk free interest rate	357.00%		374.00%
Expected life (years)	5 years		4 years 10 months 24 days
Expected volatility	86.90%		86.80%
Initial floor price	$ 4.55		$ 4.55
Initial exercise price	22.40		5.37
Monte Carlo Model And Black Scholes [Member] | Series A Warrants [Member] | Ten Year [Member]
Class of Warrant or Right [Line Items]
Share price	$ 6.46		$ 3.15
Risk free interest rate	405.00%		416.00%
Expected life (years)	10 years		10 years
Expected volatility	80.44%		80.30%
Initial floor price	$ 4.55		$ 4.55
Initial exercise price	0.0008		0.0008
Monte Carlo Model And Black Scholes [Member] | Series A Warrants [Member] | Fifteen Year [Member]
Class of Warrant or Right [Line Items]
Share price	$ 6.46		$ 3.15
Risk free interest rate	435.00%		443.00%
Expected life (years)	15 years		15 years
Expected volatility	80.50%		80.40%
Initial floor price	$ 4.55		$ 4.55
Initial exercise price	$ 0.0008		$ 0.0008